Subsequent Events (Narrative) (Details) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	6 Months Ended
	Nov. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Subsequent Event [Line Items]
Semi-annual interim cash dividends preferred stock approved, Total		¥ 8,970
Common stock semi-annual interim cash dividend per share		¥ 6.00	¥ 6.00
Semi-annual interim cash dividends common stock share		¥ 84,926
Percentage of annual taxable income up to which net operating loss carryforward can be utilized	80.00%
Increase in the net operating loss carryforward period in years	2
Net operating loss carryforward period in years	9
Reduction in the effective statutory rate of corporate income tax	5.00%
Effective statutory rate of corporate income tax for three years ending March 31, 2012	40.60%
Effective statutory rate of corporate income tax for the three year period between April 1, 2012 and March 31, 2015	38.00%
Effective statutory rate of corporate income tax for the fiscal years beginning April 1, 2015 and thereafter	35.60%
Class 5 Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock semi-annual interim cash dividends per share declared on November 14, 2011		¥ 57.50
Class 11 Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock semi-annual interim cash dividends per share declared on November 14, 2011		¥ 2.65